Schedule of Changes in the Fair Value (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Fair value as of June 30, 2024	$ 238,613
Fair value as of June 30, 2025	180,918	238,613
Private Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value as of June 30, 2024	12,655
Fair value as of June 30, 2025	9,619	12,655
Private Warrants [Member] | Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
IfrsStatementLineItems [Line Items]
Initial measurement at Business Combination		44,339
Change in fair value	(3,036)	(31,684)
Representative warrants [member]
IfrsStatementLineItems [Line Items]
Fair value as of June 30, 2024	21
Fair value as of June 30, 2025		21
Representative warrants [member] | Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
IfrsStatementLineItems [Line Items]
Initial measurement at Business Combination		847
Change in fair value	(21)	(826)
Arena warrants [member]
IfrsStatementLineItems [Line Items]
Fair value as of June 30, 2024	79,207
Fair value as of June 30, 2025	68,479	79,207
Arena warrants [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Fair value as of June 30, 2024	79,207
Fair value as of June 30, 2025	68,479	79,207
Arena warrants [member] | Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
IfrsStatementLineItems [Line Items]
Initial measurement at Business Combination		117,193
Change in fair value	(10,728)	(37,986)
Penny Warrants [member]
IfrsStatementLineItems [Line Items]
Fair value as of June 30, 2024	146,730
Fair value as of June 30, 2025	102,820	146,730
Penny Warrants [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Fair value as of June 30, 2024	146,730
Fair value as of June 30, 2025	102,820	146,730
Penny Warrants [member] | Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
IfrsStatementLineItems [Line Items]
Initial measurement at Business Combination		218,108
Change in fair value	(43,910)	(71,378)
Warrants Liabilities [member]
IfrsStatementLineItems [Line Items]
Fair value as of June 30, 2024	238,613
Fair value as of June 30, 2025	180,918	238,613
Warrants Liabilities [member] | Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
IfrsStatementLineItems [Line Items]
Initial measurement at Business Combination		380,487
Change in fair value	$ (57,695)	$ (141,874)